Leases - Lease agreements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating lease asset	$ 8,852	$ 9,046	$ 0
Operating lease liabilities, current portion	467	1,119	0
Operating lease liabilities, net of current portion	8,397	7,927	$ 0
Land Lease Agreement
Operating lease asset	7,660	7,427
Operating lease liabilities, current portion		535
Operating lease liabilities, current portion	(218)
Operating lease liabilities, net of current portion	7,878	6,892
Office Lease Agreement
Operating lease asset	1,192	1,619
Operating lease liabilities, current portion	685	584
Operating lease liabilities, net of current portion	$ 519	$ 1,035